PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 18,523	$ 16,432
Property and equipment, accumulated depreciation	12,805	11,131
Property and equipment, net	5,718	5,301
Depreciation expense	960	954	$ 983
Land and Buildings [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	7,311	6,629
Property and equipment, accumulated depreciation	4,283	3,742
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	3,129	2,725
Property and equipment, accumulated depreciation	2,446	2,745
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,958	1,664
Property and equipment, accumulated depreciation	1,165	959
Promotional Displays [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	600	526
Property and equipment, accumulated depreciation	453	382
Office Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	4,619	4,166
Property and equipment, accumulated depreciation	3,861	2,784
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	906	722
Property and equipment, accumulated depreciation	$ 597	$ 519